Access Flex High Yield ProFund Shareholder Fees - Access Flex High Yield ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Shareholder Fee, Other	$ 10
Service
Prospectus [Line Items]
Shareholder Fee, Other	$ 10